WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants
WARRANTS

NOTE 14 — WARRANTS

During the six months ended June 30, 2026, the Company issued 507,500 six-month warrants to purchase shares of the Company’s common stock at an exercise price of $8.00 per share in conjunction with convertible notes issued on April 24, 2026. The warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at less than $8.00 per share. These warrants are liability-classified, as they do not meet the fixed-for-fixed criterion under ASC 815-40 (refer Note 2 for details).

During the six months ended June 30, 2025, the Company issued an aggregate of 675,000 five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share in conjunction with the convertible notes. The warrants were issued on January 15, 2025 (250,000) and April 18, 2025 (150,000 warrants), May 8, 2025 (150,000 warrants), and May 25, 2025 (125,000 warrants). The warrants include a full-ratchet anti-dilution provision that adjusts the exercise price if the Company issues equity securities at less than $0.50 per share.

The following table shows a summary of common stock warrants for the six months ended June 30, 2026:

Number of	Weighted Average Exercise Warrants	Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2026	16,223,996	$1.06	1.41
Granted	507,500	8.00	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Expired	—	—	—
Outstanding at June 30, 2026	16,731,496	$1.27	1.04
Exercisable at June 30, 2026	16,731,496	$1.27	1.04

NOTE 15 — WARRANTS

In 2025, the Company issued 1,045,000 five-year warrants to purchase company common stock in conjunction with convertible notes payable issued five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share. The warrant provides for full ratchet anti-dilution if the Company issues securities at less than $0.50 per share (see Note 10).

In 2024, the Company issued 1,000,000 five-year warrants to purchase company common stock in conjunction with convertible notes payable issued five-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.50 per share. The warrant provides for full ratchet anti-dilution if the Company issues securities at less than $0.50 per share (see Note 10).

The following table shows a summary of common stock warrants for the years ended December 31, 2025 and 2024.

			Weighted
	Weighted		Average
	Average		Contractual
	Exercise		Term in
Number of	Warrants	Price	Years
Outstanding at January 1, 2024	15,953,996	1.07	3.09
Granted	1,000,000	0.50	5.00
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Expired	—	—	—
Outstanding at December 31, 2024	16,953,996	$0.96	2.65

Granted	1,045,000	0.50	5.0
Exercised	(1,775,000)	0.50	—
Forfeited	—	—	—
Cancelled	—	—	—
Expired	—	—	—
Outstanding at December 31, 2025	16,223,996	$1.06	1.41
Exercisable at December 31, 2025	16,223,996	$1.06	1.41

As of December 31, 2025, vested outstanding warrants had approximately $15,247,000 intrinsic value as the exercise price is greater than the estimated fair value of the underlying common stock.